SUBSEQUENT EVENTS - Acquisition of Harry Kahn Associates, Inc. and Sale of Green Energy Gains (Details) - Subsequent events - USD ($)			1 Months Ended
	Apr. 03, 2026	Mar. 20, 2026	Apr. 30, 2026
SUBSEQUENT EVENTS
Asset sale consideration		$ 100,000
Consideration receivable in asset sale		50,000
Consideration receivable in asset sale, subject to hold-back provision		$ 50,000
Transition support services		60 days
Harry Kahn Associates, Inc
SUBSEQUENT EVENTS
Business combination, number of shares issued	12,500		12,500
Payments to acquire business	$ 0
Consideration receivable in asset sale			$ 203,072